DEFERRED TAX - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	£ 5,228	£ 3,118
UK corporation tax
DEFERRED TAX (Details) - Narrative [Line Items]
Current tax expense (income)	1,152	1,472	£ 480
Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	8,627	7,095	5,527
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	5,066	5,023	£ 4,064
Recognised in respect of future tax benefit
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	46	5
Life assurance
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	125	226
UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	156	167
Current tax expense (income)	619
Trading losses | 20 years
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards subject to expiration	£ 53	41
Deferred tax assets, expiration term	20 years
Trading losses | Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	£ 9	£ 7